Share-based compensation (Tables)	9 Months Ended
Mar. 31, 2023
Share-based Payment Arrangement [Abstract]
Summary of Total Stock-Based Compensation Expenses

The Company recorded share-based compensation expense in the following expense categories in the condensed consolidated statements of operations for the three and nine months ended March 31, 2023 and 2022 (in thousands):

	Three months ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Research and development	$56	$78	$236	$378
General and administrative	709	845	$2,108	2,432
Cost of revenue	5	—	$7	—
	$770	$923	$2,351	$2,810

Summary of Stock Option Pricing Model Assumption

For the three months ended March 31, 2023 and 2022, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Nine Months Ended March 31,
	2023	2022
Expected term (in years)	6.1	6.0
Expected volatility	66.9%	65.8%
Risk-free rate	3.2%	1.43%
Dividend yield	—%	—%

Summary of Option Activity

The following table summarizes the stock option granted to employees and non-employees for the nine months ended March 31, 2023:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2022	4,599,899	$4.93	8.1
Granted	555,300	$1.85
Exercised	—
Forfeited	(196,686)	$9.77
Outstanding at March 31, 2023	4,958,513	$4.39	7.0
Exercisable at March 31, 2023	3,870,316	$4.13	6.4
Vested and expected to vest at March 31, 2023	4,958,513	$4.39	7.0

Summary of Restricted Stock Units

Activity for restricted stock units for the nine months ended March 31, 2023 is as follows:

	Number of Restricted Stock Units	Weighted- average Grant Date Fair Value
Non-vested balance at June 30, 2022	—	$-
Granted	131,380	$1.53
Vested	(62,100)	$1.44
Forfeited	(4,620)	$1.69
Non-vested balance at December 31, 2022	64,660	$1.61